INCOME TAX (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	$ 11,639	$ 16,999
Discontinuance of consolidation		(521)
Changes recognized in profit or Loss	4,783	(4,864)
Effect of change in tax rate		30
Changes recognized in equity	933	(5)
Balance of deferred tax asset (liability)	17,355	11,639
Intangible Assets and R&D expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	(12,129)	(11,694)
Discontinuance of consolidation		168
Changes recognized in profit or Loss	1,938	(524)
Effect of change in tax rate		0
Changes recognized in equity	48	(79)
Balance of deferred tax asset (liability)	(10,143)	(12,129)
Employees Compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	3,348	7,246
Discontinuance of consolidation		(57)
Changes recognized in profit or Loss	2,166	(3,837)
Effect of change in tax rate		30
Changes recognized in equity	1,021	(34)
Balance of deferred tax asset (liability)	6,535	3,348
Carryforward Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	15,932	15,419
Discontinuance of consolidation		0
Changes recognized in profit or Loss	(588)	411
Effect of change in tax rate		0
Changes recognized in equity	(125)	102
Balance of deferred tax asset (liability)	15,219	15,932
Accrued Expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	207	1,693
Discontinuance of consolidation		(532)
Changes recognized in profit or Loss	76	(960)
Effect of change in tax rate		0
Changes recognized in equity	(3)	6
Balance of deferred tax asset (liability)	280	207
Doubtful Debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	3,295	2,751
Discontinuance of consolidation		(99)
Changes recognized in profit or Loss	650	643
Effect of change in tax rate		0
Changes recognized in equity	(5)	0
Balance of deferred tax asset (liability)	3,940	3,295
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	986	1,584
Discontinuance of consolidation		(1)
Changes recognized in profit or Loss	541	(597)
Effect of change in tax rate		0
Changes recognized in equity	(3)	0
Balance of deferred tax asset (liability)	$ 1,524	$ 986